Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
License and title fees	$ 1,634	$ 785	$ 399
Payroll and bonuses	2,038	837	388
Deferred rent	262	199	300
Technology	2,900
Other	4,316	1,742	489
Total Accrued Expenses	$ 11,150	$ 3,563	$ 1,576